Commitment and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies	15 Commitment and Contingencies As of December 31, 2023 and 2024, the Company did not have any capital commitments.